Concentration of major customers and suppliers (Details Narrative)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Major Supplier One [Member]
Major purchase percent	14.00%		37.00%
Advances to suppliers	46.00%	35.00%
Major Supplier Two [Member]
Major purchase percent		23.00%	20.00%
Advances to suppliers	18.00%	26.00%
Major Supplier Three [Member]
Major purchase percent		21.00%	18.00%
Advances to suppliers	13.00%	15.00%
Major Supplier Four [Member]
Major purchase percent			16.00%
Advances to suppliers		15.00%
Major Customer One [Member]
Sale percent	41.00%	31.00%	64.00%
Accounts receivable percent	87.00%	65.00%
Major Customer Two [Member]
Sale percent	12.00%	16.00%	14.00%
Accounts receivable percent	12.00%	34.00%